Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 962,909	$ 947,937
Total deferred tax assets	962,909	947,937
Book basis of property and equipment in excess of tax basis
Total deferred tax liabilities
Net deferred tax asset before valuation allowance	962,909	947,937
Less: valuation allowance	(962,909)	(947,937)
Net deferred tax asset